JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 93.9%(a)
Alabama — 0.8%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2023	125	137
Rev., 5.00%, 7/1/2024	150	171
Rev., 5.00%, 7/1/2025	250	296
Rev., 5.00%, 7/1/2026	225	274
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 0.65%, 6/10/2021 (b)	30,000	30,123
Series 2018A, Rev., 4.00%, 12/1/2023 (c)	1,400	1,516
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LOC: Royal Bank of Canada, 4.00%, 7/1/2022 (c)	2,340	2,426
City of Centre
GO, 3.00%, 9/1/2021	100	101
GO, 3.00%, 9/1/2022	110	114
GO, 4.00%, 9/1/2023	215	231
City of Hamilton, Warrants
GO, 3.00%, 8/1/2021	365	367
GO, 2.00%, 8/1/2022	370	378
GO, 5.00%, 8/1/2023	240	263
City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,815
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	472
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	450
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (c)	2,670	2,748
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,354
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2022	150	153
Rev., AGM, 4.00%, 1/1/2023	120	127
Rev., AGM, 4.00%, 1/1/2024	125	136
Rev., AGM, 4.00%, 1/1/2025	150	167

Total Alabama		46,819

Alaska — 0.8%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2021	450	461
Series 2019 1, Rev., 5.00%, 5/1/2022	200	209
Series 1, Rev., 5.00%, 12/1/2022	500	536
Series 1, Rev., 5.00%, 12/1/2023	960	1,073
Series 1, Rev., 5.00%, 12/1/2024	870	1,008
Series 1, Rev., 5.00%, 12/1/2025	750	896
Series 1, Rev., 5.00%, 12/1/2026	675	831
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.01%, 6/1/2021 (c)	6,840	6,840
City of Valdez, Phillips Trans Alaska Project Rev., VRDO, 0.05%, 6/9/2021 (c)	35,300	35,300

Total Alaska		47,154

Arizona — 0.5%
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	156
Arizona State University Series 2008A, Rev., VRDO, 0.04%, 6/9/2021 (c)	3,150	3,150
City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026	325	398
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	152
Series 2018A, Rev., 5.00%, 7/1/2024	200	223
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Rev., 5.00%, 8/1/2021	225	227
Rev., 5.00%, 8/1/2022	380	401
Rev., 5.00%, 8/1/2023	325	357
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	175	201
Series 2021A, Rev., 5.00%, 9/1/2025	725	864
Series 2021A, Rev., 5.00%, 9/1/2026	700	859

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico Palo Verde Project Series 2010A, Rev., VRDO, 0.10%, 6/9/2021 (c)	15,000	15,000
Maricopa County School District No. 24 Gila Bend
GO, AGM, 3.00%, 7/1/2021	575	576
GO, AGM, 4.00%, 7/1/2022	300	313
GO, AGM, 5.00%, 7/1/2023	700	768
Maricopa County School District No. 66, Roosevelt Elementary GO, 5.00%, 7/1/2021	1,520	1,526
Maricopa County School District No. 66, Roosevelt Elementary, School Improvement Project of 2017 Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,154
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	568

Total Arizona		26,893

Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 5.00%, 11/1/2021	310	316
Rev., 5.00%, 11/1/2022	410	438
City of Centerton, Green Bond Rev., 3.00%, 12/1/2021	125	127
City of Heber Springs, Water and Sewer, Green Bond
Rev., 3.00%, 11/1/2021	50	51
Rev., 3.00%, 11/1/2023	100	105
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2022	495	513
Rev., 5.00%, 3/1/2023	540	580
University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	337
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2021	150	153
Series 2020A, Rev., 5.00%, 11/1/2022	200	213
Series 2020A, Rev., 5.00%, 11/1/2023	205	227
Series 2020A, Rev., 5.00%, 11/1/2024	160	183
Series 2020A, Rev., 5.00%, 11/1/2025	230	271
Series 2020A, Rev., 5.00%, 11/1/2026	220	268
Series 2020A, Rev., 5.00%, 11/1/2027	200	250
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	76
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	88
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	143

Total Arkansas		4,339

California — 3.2%
California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (d)	250	300
California Enterprise Development Authority, Riverside County, Library Facility Project
Rev., 4.00%, 11/1/2022	100	105
Rev., 4.00%, 11/1/2023	200	218
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,615	1,700
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	20,000	22,128
California Infrastructure and Economic Development Bank, Green Bond
Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 0.38%, 6/10/2021 (b)	19,250	19,294
Series 2021A, Rev., 5.00%, 6/1/2026	4,500	5,514
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Rev., AMT, 0.45%, 7/1/2021 (c) (e)	30,000	30,002
California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%), 0.44%, 6/9/2021 (b)	17,010	17,011
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%), 0.39%, 7/1/2021 (b)	6,750	6,756
California Municipal Finance Authority, California Lutheran University Rev., 5.00%, 10/1/2021	250	254
California Municipal Finance Authority, San Antonio Gardens Project
Rev., 4.00%, 11/15/2021	270	274
Rev., 4.00%, 11/15/2022	280	292
Rev., 4.00%, 11/15/2023	290	311

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023	360	391
Rev., 5.00%, 5/15/2024	300	341
Rev., 5.00%, 5/15/2025	425	499
Rev., 5.00%, 5/15/2026	500	605
Rev., 5.00%, 5/15/2027	725	900
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,850
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2021 (e)	50	50
Series 2018A, Rev., 5.00%, 8/1/2022 (e)	85	89
California School Finance Authority, Kipp Socal Projects
Series 2019A, Rev., 5.00%, 7/1/2022 (e)	100	104
Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	109
California Statewide Communities Development Authority, Multi-Family Housing, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (c)	7,000	7,012
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,455
City of Tulare, Sewer Series 2020A, Rev., 4.00%, 11/15/2021	110	112
Fairfax Elementary School District, Election of 2010 GO, AGM, 5.75%, 11/1/2021 (d)	750	768
Irvine Ranch Water District
Series 2011A-1, (SIFMA Municipal Swap Index Yield + 0.03%), 0.06%, 6/10/2021 (b)	10,000	10,000
Series 2011A-2, (SIFMA Municipal Swap Index Yield + 0.03%), 0.06%, 6/10/2021 (b)	7,100	7,100
Metropolitan Water District of Southern California, Waterworks Series 2018A-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 6/1/2021 (c)	5,500	5,500
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022 (d)	250	250
Port of Oakland, Intermediate Lien
Rev., AMT, 5.00%, 5/1/2022	2,750	2,863
Rev., AMT, 5.00%, 5/1/2023	3,500	3,797
Riverside County Asset Leasing Corp., Southwest Justice Center Series 2008A, Rev., VRDO, AGC, LIQ: Wells Fargo Bank NA, 0.04%, 6/9/2021 (c)	2,580	2,580
Sacramento City Unified School District, Election of 2012 Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,502
San Diego Housing Authority, Multi-Family Housing, Hillside Views Apartments Series 2018G-1, Rev., VRDO, 0.22%, 6/1/2021 (c)	6,750	6,750
Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 6/9/2021 (c)	6,605	6,605
South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022	2,000	1,990
Stockton Public Financing Authority
Series 2018A, Rev., 5.00%, 10/1/2021	450	457
Rev., 5.00%, 3/1/2023	360	385
Rev., 5.00%, 3/1/2025	570	650
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.23%, 6/9/2021 (c) (e)	5,230	5,230

Total California		181,103

Colorado — 2.4%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2028	6,460	8,444
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,647
Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,470
City of Aurora, First Lien Water, Green Bonds Rev., 5.00%, 8/1/2023	2,355	2,599
City of Colorado Springs
COP, 5.00%, 12/1/2021	145	148
COP, 5.00%, 12/1/2022	155	166
COP, 5.00%, 12/1/2023	100	112
City of Colorado Springs, Utilities System Improvement
Series 2007A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	4,825	4,825
Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.04%, 6/9/2021 (c)	3,410	3,410

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,470	1,521
Colorado State Education Loan Program Series 2020A, Rev., TRAN, 3.00%, 6/29/2021	25,000	25,056
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2021	220	225
COP, 5.00%, 12/1/2022	295	315
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 0.36%, 6/4/2021 (b)	5,000	5,000
E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., (ICE LIBOR USD 1 Month + 0.42%), 0.48%, 6/3/2021 (b)	8,000	8,000
Regional Transportation District, Denver Transit Partners
Rev., 3.00%, 7/15/2023	50	53
Rev., 5.00%, 1/15/2024	200	223
Rev., 5.00%, 7/15/2024	150	170
Rev., 5.00%, 1/15/2025	165	190
Rev., 5.00%, 7/15/2025	200	234
Rev., 3.00%, 1/15/2026	110	120
Rev., 5.00%, 7/15/2026	225	269
State of Colorado
Rev., TRAN, 4.00%, 6/25/2021	23,000	23,060
Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,804
Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,425
University of Colorado Hospital Authority Series 2019A, Rev., VRDO, 0.03%, 6/9/2021 (c)	20,000	20,000
University of Colorado, Enterprise System Series 2020A-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	24,000	24,000

Total Colorado		137,486

Connecticut — 1.9%
City of Derby
Series A, GO, 5.00%, 8/1/2021	220	222
Series A, GO, 5.00%, 8/1/2022	75	79
Series A, GO, 5.00%, 8/1/2023	150	165
Series A, GO, 5.00%, 8/1/2024	85	97
City of Milford GO, BAN, 2.00%, 11/2/2021	20,485	20,652
City of New Britain
GO, 5.00%, 9/1/2022 (d)	50	53
GO, 5.00%, 9/1/2023 (d)	110	122
City of New Haven
Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,309
Series 2019B, GO, 5.00%, 2/1/2022	700	719
Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,048
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Rev., 0.38%, 11/15/2021 (c)	5,855	5,856
Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	1,630	1,632
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,022
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	9,817
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 3.00%, 7/1/2021	585	587
Series L-1, Rev., 4.00%, 7/1/2022	500	520
Series L-1, Rev., 4.00%, 7/1/2023	275	295
Series L-1, Rev., 4.00%, 7/1/2024	300	331
Series L-1, Rev., 4.00%, 7/1/2025	300	339
Series L-1, Rev., 4.00%, 7/1/2026	350	404
Series L-1, Rev., 4.00%, 7/1/2027	350	412
Connecticut State Health and Educational Facilities Authority, University of New Haven
Series K-1, Rev., 5.00%, 7/1/2021	665	667
Series K-1, Rev., 5.00%, 7/1/2022	675	706
New Canaan Housing Authority, Multi-Family Housing, Parish Project Rev., 0.44%, 3/1/2023 (c)	12,475	12,502

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2021	1,150	1,150
Series 2021C, GO, 5.00%, 7/15/2021	14,500	14,582
Series G, GO, 5.00%, 11/1/2021	200	204
Series 2020C, GO, 3.00%, 6/1/2022	1,000	1,029
Series 2021C, GO, 5.00%, 7/15/2022	20,000	21,088
Series 2020C, GO, 3.00%, 6/1/2023	600	634
Series 2020C, GO, 4.00%, 6/1/2023	400	431
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,151
Series 2020C, GO, 4.00%, 6/1/2024	500	555
Series 2020C, GO, 2.00%, 6/1/2025	3,350	3,554
Series 2020C, GO, 4.00%, 6/1/2025	850	969
Town of South Windsor GO, BAN, 1.50%, 2/11/2022	3,000	3,029

Total Connecticut		107,932

Delaware — 0.1%
Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	6,122
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2021	145	147
Series 2019A, Rev., 5.00%, 10/1/2022	150	159
Series 2019A, Rev., 5.00%, 10/1/2023	220	245

Total Delaware		6,673

District of Columbia — 0.7%
District of Columbia, Carnegie Endowment for International Peace Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 6/9/2021 (c)	375	375
District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2026	100	120
District of Columbia, Georgetown University Issue
Series 2007B-2, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 6/9/2021 (c)	9,580	9,580
Series 2017 B-1, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 6/9/2021 (c)	1,190	1,190
District of Columbia, International School Rev., 5.00%, 7/1/2022	500	516
District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	109
District of Columbia, Medlantic/Helix Issue, Tranche II
Series 111-A, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 6/9/2021 (c)	5,400	5,400
Series 1998A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	2,785	2,785
Metropolitan Washington Airports Authority, Airport System Subseries C-2, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 6/9/2021 (c)	19,120	19,120

Total District of Columbia		39,195

Florida — 2.5%
City of Fort Myers, Subordinate Utility System
Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,031
Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,125
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,353
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,705
Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	6,053
Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,721
City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 6/9/2021 (c)	10,200	10,200
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2021	40	41
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	2,430	2,702
Rev., 5.00%, 10/1/2024	2,550	2,946
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	812
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	30
County of Miami-Dade, Aviation
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,773
Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,762
Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,634

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 6/9/2021 (c)	2,400	2,400
County of Miami-Dade, Stormwater Project Rev., 5.00%, 4/1/2026	2,000	2,427
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	1,895	2,262
Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	237
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2021	115	117
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 4.00%, 3/1/2022	55	56
Rev., 5.00%, 3/1/2023	185	198
Rev., 5.00%, 3/1/2024	110	122
Florida Higher Educational Facilities Financial Authority, St. Leo University Project
Rev., 5.00%, 3/1/2022	355	366
Rev., 5.00%, 3/1/2023	410	439
Highlands County Health Facilities Authority, Adventist Health System Series 2012I, Rev., VRDO, 0.04%, 6/9/2021 (c)	12,945	12,945
JEA Water and Sewer System
Series A-2, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.04%, 6/9/2021 (c)	38,670	38,670
Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	9,980	9,980
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2022	750	780
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	434
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	648
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LIQ: Northern Trust Co., 0.02%, 6/9/2021 (c)	775	775
Orlando Utilities Commission, Utility System Series B, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	22,400	22,400
Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024	380	390
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
Rev., 5.00%, 3/1/2023	1,335	1,445
Rev., 5.00%, 3/1/2024	1,160	1,303

Total Florida		140,282

Georgia — 1.0%
City of Atlanta, Department of Aviation
Series 2020A, Rev., 5.00%, 7/1/2024	2,000	2,288
Series 2020B, Rev., AMT, 5.00%, 7/1/2024	1,170	1,334
Series 2020B, Rev., AMT, 5.00%, 7/1/2025	1,800	2,120
Series 2020A, Rev., 5.00%, 7/1/2026	4,000	4,885
Series 2020B, Rev., AMT, 5.00%, 7/1/2026	2,000	2,428
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	30
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2021	370	372
Rev., 5.00%, 7/1/2022	300	315
Georgia State Road and Tollway Authority
Rev., 5.00%, 6/1/2021	2,500	2,500
Rev., 5.00%, 6/1/2022	5,000	5,244
Rev., 5.00%, 6/1/2023	4,000	4,385
Main Street Natural Gas, Inc. Series 2019A, Rev., 5.00%, 5/15/2024	1,500	1,695
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series A, Rev., 3.75%, 7/1/2021	5,585	5,601
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LIQ: PNC Bank NA, 0.04%, 6/9/2021 (c)	4,255	4,255
Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022	1,500	1,551
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2025	13,345	15,874
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	100	103

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,754

Total Georgia		56,734

Idaho — 0.0% (f)
Idaho Housing and Finance Association, Federal Highway Trust Series A, Rev., GRAN, 5.00%, 7/15/2021	25	25
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2022	165	172
Series 2020A, Rev., 5.00%, 4/1/2023	355	386
Series 2020A, Rev., 5.00%, 4/1/2024	315	356
Series 2020A, Rev., 5.00%, 4/1/2025	330	386

Total Idaho		1,325

Illinois — 3.7%
Carol Stream Park District
Series 2020C, GO, 4.00%, 11/1/2024	210	233
Series 2020C, GO, 4.00%, 11/1/2025	405	460
Series 2020C, GO, 4.00%, 11/1/2026	535	617
Champaign Coles Et Al Counties Community College District No. 505
Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,548
Series 2018C, GO, 4.00%, 12/1/2021	465	474
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2022	200	200
Series 2020A, GO, Zero Coupon, 1/1/2023	200	198
Series 2020A, GO, Zero Coupon, 1/1/2024	385	378
Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023	150	161
Chicago O’Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	500	559
Series 2020B, Rev., 5.00%, 1/1/2026	1,250	1,495
Chicago Park District, Unlimited Tax, Personal Property Replacement Tax Alternate Series 2011C, GO, 5.00%, 1/1/2022	175	179
Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	306
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Rev., 5.00%, 6/1/2021	270	270
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2021	470	481
Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,617
Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,744
Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,859
City of Danville
GO, 2.00%, 12/1/2021	255	257
GO, 3.00%, 12/1/2022	140	145
GO, 4.00%, 12/1/2023	145	156
City of Elgin
Series 2020A, GO, 2.00%, 12/15/2021	230	232
Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,543
Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,094
City of Rock Island
Series A, GO, AGM, 3.00%, 12/1/2021	130	132
Series B, GO, AGM, 3.00%, 12/1/2021	200	202
City of Rockford, Sales Tax
Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	133
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	143
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	151
City of Waukegan Series A, GO, AGM, 4.00%, 12/30/2023	525	568
Clay Wayne and Marion Counties Community Unit School District No. 35
GO, AGM, 5.00%, 12/1/2021	205	209
GO, AGM, 5.00%, 12/1/2022	165	176
GO, AGM, 5.00%, 12/1/2023	175	194
Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029	250	277
Cook County Community Consolidated School District No. 146, Tinley Park, Limited Tax GO, 4.00%, 12/1/2021	200	204
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax GO, 4.00%, 12/1/2021	175	178

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 4.00%, 12/1/2022	150	159
GO, 4.00%, 12/1/2023	150	163
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2022	400	409
GO, 4.00%, 1/1/2023	300	318
GO, 4.00%, 1/1/2024	275	300
Cook County Community Unit School District No. 401, Elmwood Park GO, 4.00%, 12/1/2023	3,440	3,506
Cook County High School District No. 207, Maine Township
Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,492
Series 2019B, GO, 3.50%, 12/1/2022	325	341
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 4.00%, 12/1/2021	100	102
Series 2019C, GO, 4.00%, 12/1/2021	165	168
Series 2019A, GO, 4.00%, 12/1/2022	235	247
Series 2019C, GO, 4.00%, 12/1/2022	605	635
Series 2019A, GO, 5.00%, 12/1/2023	345	381
Series 2019C, GO, 5.00%, 12/1/2023	660	728
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2021	840	856
GO, AGM, 4.00%, 12/15/2022	825	871
GO, AGM, 4.00%, 12/15/2023	825	899
GO, AGM, 4.00%, 12/15/2024	930	1,041
GO, AGM, 4.00%, 12/15/2025	985	1,127
Cook County School District No. 109, Indian Springs, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2023	125	136
Series 2020A, GO, 4.00%, 12/1/2024	400	445
Cook County School District No. 145, Arbor Park
Series 2019B, GO, 4.00%, 12/1/2021	150	153
Series 2019D, GO, 4.00%, 12/1/2023	110	119
Cook County School District No. 148, Dolton
Series 2018A, GO, 5.00%, 12/1/2021	450	459
Series 2018A, GO, 5.00%, 12/1/2022	725	771
Cook County School District No. 151, South Holland, Limited Tax GO, 4.00%, 4/1/2022	190	196
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2021	250	254
Series 2020A, GO, 4.00%, 12/1/2022	510	535
Series 2020A, GO, 4.00%, 12/1/2023	285	309
Series 2020A, GO, 4.00%, 12/1/2024	255	284
Cook County School District No. 160, Country Club Hills, Limited Tax
Series 2020B, GO, 4.00%, 12/1/2022	180	190
Series 2020B, GO, 4.00%, 12/1/2023	100	108
Series 2020B, GO, 4.00%, 12/1/2024	100	111
Cook County School District No. 63, East Maine, Limited Tax
GO, 5.00%, 12/1/2021	1,845	1,889
GO, 5.00%, 12/1/2022	1,935	2,057
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2024	315	353
GO, 4.00%, 12/1/2025	460	527
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Rev., AGM, 4.00%, 12/15/2021	515	525
Rev., AGM, 4.00%, 12/15/2022	535	562
Rev., AGM, 4.00%, 12/15/2023	555	600
Rev., AGM, 4.00%, 12/15/2024	580	641
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2022	350	373
Series 2019B, GO, 5.00%, 12/1/2023	575	635
Cook County Township High School District No. 225, Glenbrook
GO, 5.00%, 12/1/2025	2,795	3,349
GO, 5.00%, 12/1/2026	2,565	3,171
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2021	2,825	2,890
County of Cook
GO, 5.00%, 11/15/2021	700	715
Series A, GO, 5.00%, 11/15/2021	355	363

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series C, GO, 5.00%, 11/15/2022	180	193
County of Will
GO, 5.00%, 11/15/2021	270	276
GO, 5.00%, 11/15/2022	475	509
GO, 5.00%, 11/15/2023	525	586
Du Page and Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025	1,710	1,974
Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2027	4,515	5,653
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	11
DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,557
DuPage County School District No. 10 Itasca
GO, 5.00%, 1/1/2023	1,040	1,119
GO, 5.00%, 1/1/2024	1,090	1,222
Flagg-Rochelle Community Park District
Series A, GO, AGM, 4.00%, 1/1/2022	210	215
Series A, GO, AGM, 4.00%, 1/1/2023	220	231
Series A, GO, AGM, 4.00%, 1/1/2024	225	243
Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	735
Hoffman Estates Park District
Series 2019A, GO, 4.00%, 12/1/2021	135	137
Series 2019B, GO, 4.00%, 12/1/2023	245	267
Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.04%, 6/9/2021 (c)	2,650	2,650
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project Rev., 5.00%, 12/1/2021	250	256
Illinois Finance Authority, McCormick Theological Series 2001B, Rev., VRDO, LIQ: Northern Trust Co., 0.04%, 6/9/2021 (c)	15,250	15,250
Illinois Finance Authority, Northshore University Health System
Series 2020A, Rev., 5.00%, 8/15/2021	1,000	1,010
Series 2020A, Rev., 5.00%, 8/15/2022	750	794
Series 2020A, Rev., 5.00%, 8/15/2023	500	553
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,149
Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,485
Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 0.04%, 6/9/2021 (c)	3,425	3,425
Illinois Finance Authority, OSF Healthcare System
Rev., 5.00%, 11/15/2024 (c)	3,000	3,395
Rev., 5.00%, 11/15/2026 (c)	4,000	4,808
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 0.73%, 6/10/2021 (b)	1,125	1,125
Illinois Finance Authority, University of Chicago (The) Series 2004B, Rev., VRDO, 0.03%, 6/9/2021 (c)	15,160	15,160
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,802
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	592
Illinois Housing Development Authority, Multi-Family Housing, Heather Ridge Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,632
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	177
Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	258
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	126
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	231
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	160
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	260
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	275
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	65
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	135

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kendall Kane and Will Counties Community Unit School District No. 308
Series B, GO, 4.00%, 10/1/2021	255	258
Series B, GO, 5.00%, 10/1/2022	1,375	1,455
La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	425
Lake County School District No. 70 Libertyville Rev., 4.00%, 1/1/2023	300	318
Lee and Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	163
Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	249
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	176
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	264
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	128
Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2022	750	775
GO, AGM, 4.00%, 5/1/2023	700	746
Peoria Public Building Commission
Series A, Rev., AGM, 3.00%, 12/1/2022	75	78
Series A, Rev., AGM, 4.00%, 12/1/2024	655	726
Sangamon County Community Unit School District No. 5, Ball-Chatham
Series B, GO, 5.00%, 1/1/2022	1,650	1,696
GO, 4.00%, 2/1/2023	2,015	2,139
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2022	165	169
Series 2019C, GO, 4.00%, 1/1/2023	310	327
Series 2019C, GO, 4.00%, 1/1/2024	370	401
St. Charles Public Library District, Limited Tax
Rev., 3.00%, 11/1/2021	85	86
Rev., 4.00%, 11/1/2022	100	105
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,771
GO, 5.50%, 5/1/2025	2,500	2,965
GO, 5.50%, 5/1/2026	5,000	6,094
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2021	110	110
Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,007
Rev., 5.00%, 6/15/2023	990	1,070
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,701
University of Illinois, Health Services System Series 2008, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.02%, 6/9/2021 (c)	2,550	2,550
Village of Arlington Heights
GO, 4.00%, 12/1/2023	1,130	1,233
GO, 4.00%, 12/1/2024	1,175	1,318
GO, 4.00%, 12/1/2025	695	800
Village of Bartlett
GO, 5.00%, 12/1/2021	980	1,004
GO, 5.00%, 12/1/2022	1,065	1,143
GO, 5.00%, 12/1/2023	1,130	1,256
Village of Bolingbrook Series 2013A, GO, Zero Coupon, 7/1/2023 (d)	10,000	5,482
Village of Flossmoor GO, 3.00%, 12/1/2021	605	613
Village of Gilberts GO, 4.00%, 12/1/2021	225	229
Village of Hoffman Estates GO, 5.00%, 12/1/2021	210	215
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	200
Series 2019A, GO, 4.00%, 1/1/2024	120	130
Village of Villa Park
Series 2018C, GO, 4.00%, 12/15/2021	505	515
Series B, GO, 4.00%, 12/15/2021	190	194
Series B, GO, 4.00%, 12/15/2022	200	211
Series B, GO, 4.00%, 12/15/2023	205	223
Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	136
Washington County Community Unit School District No.10 West Washington
GO, 4.00%, 1/15/2022	575	588
GO, 4.00%, 1/15/2023	685	722
Whiteside County Community Unit School District No. 6 Morrison Series A, GO, AGM, 4.00%, 12/1/2021	745	759
Will County Community High School District No. 210 Lincoln-Way GO, AGM, 4.00%, 1/1/2022	1,000	1,019

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023	125	132
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates Series A, Rev., AGM, 4.00%, 12/1/2021	400	407
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2022	5,275	5,420
GO, 5.00%, 1/1/2023	5,495	5,900
GO, 5.00%, 1/1/2024	2,600	2,902

Total Illinois		207,640

Indiana — 1.6%
Brownsburg 1999 School Building Corp. Rev., BAN, 1.50%, 5/13/2022 (e)	2,000	2,008
City of Evansville, Sewage Works
Rev., 4.00%, 7/1/2021	2,800	2,808
Rev., 4.00%, 7/1/2026	3,710	4,305
City of Rockport, AEP Generating Company Project
Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,026
Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,280
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,125
Fort Wayne Community School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 7/15/2021	250	251
Rev., 4.00%, 1/15/2022	250	257
Rev., 4.00%, 7/15/2022	125	130
Fort Wayne Community Schools
GO, 4.00%, 7/15/2021	630	633
GO, 4.00%, 1/15/2022	755	772
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2022	150	153
Series 2020B, Rev., 4.00%, 7/15/2022	165	171
Series 2020B, Rev., 4.00%, 1/15/2023	165	174
Series 2020B, Rev., 4.00%, 7/15/2023	185	198
Series 2020B, Rev., 4.00%, 7/15/2025	215	242
Series 2020B, Rev., 4.00%, 1/15/2026	220	250
Series 2020B, Rev., 4.00%, 7/15/2026	235	271
Hammond Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2021	670	673
Indiana Finance Authority, Butler University Project
Rev., 3.00%, 2/1/2022	210	214
Rev., 3.00%, 2/1/2023	225	234
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,843
Indiana Finance Authority, Indiana University Health Obligated Group Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%), 0.31%, 6/10/2021 (b)	10,000	10,000
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2021	60	61
Series A, Rev., 5.00%, 9/15/2022	50	53
Series A, Rev., 5.00%, 9/15/2023	75	82
Series A, Rev., 5.00%, 9/15/2024	155	175
Indiana Finance Authority, Trinity Health Credit Group Series 2008D-1, Rev., VRDO, 0.03%, 6/9/2021 (c)	2,295	2,295
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series E-6, Rev., VRDO, 0.03%, 6/9/2021 (c)	3,000	3,000
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,564
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	128
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series 2008A, Rev., VRDO, 0.03%, 6/9/2021 (c)	6,620	6,620
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 7/15/2021	100	100
Series 2019B, GO, 4.00%, 1/15/2022	100	102
Series 2019B, GO, 4.00%, 7/15/2022	590	615
Series 2019B, GO, 4.00%, 1/15/2023	520	552
Series 2019B, GO, 4.00%, 7/15/2023	485	524
Series 2019B, GO, 4.00%, 1/15/2024	575	631

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan School District Washington Township
GO, 4.00%, 7/15/2021	250	251
GO, 4.00%, 1/15/2022	590	604
North Putnam Middle School Building Corp., Property Tax, First Mortgage
Rev., 3.00%, 7/15/2021	190	191
Rev., 3.00%, 1/15/2022	250	254
Rev., 3.00%, 7/15/2022	150	155
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.04%, 6/9/2021 (c)	6,460	6,460
South Madison Elementary School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2021	80	80
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2021	200	201
Rev., 4.00%, 1/15/2022	365	374
Rev., 4.00%, 7/15/2022	275	287
Rev., 4.00%, 1/15/2023	300	319
Rev., 4.00%, 7/15/2023	380	409
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2022	75	77
Rev., 4.00%, 3/1/2023	75	80
Rev., 4.00%, 3/1/2024	110	120

Total Indiana		88,382

Iowa — 0.5%
City of Altoona
Series 2020A, COP, 4.00%, 6/1/2022	225	233
Series 2020A, COP, 4.00%, 6/1/2023	275	295
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	327
City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	242
City of Sac City, Corporate Purpose GO, 5.00%, 6/1/2021	160	160
County of Plymouth
GO, AGM, 3.00%, 6/1/2021	565	565
GO, AGM, 3.00%, 6/1/2022	290	297
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.61%, 6/10/2021 (b) (e)	18,650	18,650
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	8,500	8,500
North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	467
State of Iowa, IJOBS Program, Special Obligation Series A, Rev., 5.00%, 6/1/2021	400	400

Total Iowa		30,136

Kansas — 0.5%
City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,815	5,820
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2021	255	257
Series 2019A, COP, 5.00%, 9/1/2021	240	243
Series 2019B, COP, 3.00%, 9/1/2022	200	203
Series 2019A, COP, 5.00%, 9/1/2022	250	260
Series 2019B, COP, 3.00%, 9/1/2023	200	209
Series 2019A, COP, 5.00%, 9/1/2023	125	137
Kansas City Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2022	600	619
Series 2020A, COP, 4.00%, 4/1/2023	800	853
Series 2020A, COP, 4.00%, 4/1/2024	500	548
Kansas Development Finance Authority, State of Kansas Projects
Series 2020R, Rev., 5.00%, 11/1/2021	6,960	7,099
Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,601
Series 2020R, Rev., 5.00%, 11/1/2025	3,570	4,251
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2021	275	278
Series 2020A, GO, 3.00%, 10/1/2022	295	306
Series 2020A, GO, 3.00%, 10/1/2023	350	372
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,138
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	104
Series 2019A, GO, 3.00%, 11/1/2023	100	106

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	201
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	129
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	422
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	431

Total Kansas		26,587

Kentucky — 0.8%
City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center
Rev., 5.00%, 2/1/2022	500	512
Rev., 5.00%, 2/1/2023	600	636
Rev., 5.00%, 2/1/2024	575	628
County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,502
Kentucky Asset Liability Commission, Refunding Project
Series 2021A, Rev., 4.00%, 11/1/2021	3,475	3,531
Series 2021A, Rev., 5.00%, 11/1/2022	4,500	4,811
Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,772
Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,869
Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,546
Kentucky Asset/ Liability Commission Project, Federal Highway Trust Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,443
Kentucky Housing Corp., BTT Development III Portfolio
Rev., 1.40%, 6/1/2022 (c)	3,315	3,352
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2022	1,210	1,247
Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	97
Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 7/1/2021	1,540	1,545
Louisville and Jefferson County Metropolitan Government, Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,971
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2011A, Rev., VRDO, LIQ: PNC Bank NA, 0.03%, 6/9/2021 (c)	1,700	1,700
Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,048
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2021	2,300	2,335
Rev., 5.00%, 10/1/2022	2,000	2,119
Rev., 5.00%, 10/1/2023	2,000	2,204

Total Kentucky		45,868

Louisiana — 3.0%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023	180	198
GO, 5.00%, 9/1/2024	250	286
Calcasieu Parish School District No. 34 GO, AGM, 3.00%, 1/15/2022	520	528
City of Shreveport, Water and Sewer, Junior Lien
GO, 5.00%, 9/1/2021	145	147
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	337
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	260
City of Youngsville, Sales Tax Rev., 3.00%, 12/1/2021	255	258
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Rev., 5.00%, 12/1/2025	715	851
Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Sewerage Commission Projects Rev., 5.00%, 2/1/2023 (d)	3,000	3,244
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,524
Louisiana Public Facilities Authority, Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 6/10/2021 (b)	40,000	39,951
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2025 (c)	8,410	9,852
Louisiana Public Facilities Authority, Tulane University Project Series 2020A, Rev., 5.00%, 4/1/2025	60	70

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 5.00%, 4/1/2026	100	120
Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project
Series B, Rev., VRDO, 0.02%, 6/1/2021 (c)	150	150
Parish of St. John the Baptist, Marathon Oil Corp. Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	18,596
Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (c)	12,800	13,429
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2017D, Rev., 0.55%, 5/1/2022 (c)	16,035	16,036
Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	60,087
Zachary Community School District No. 1
GO, 3.00%, 3/1/2022	685	699
GO, 3.00%, 3/1/2023	715	748

Total Louisiana		167,371

Maine — 0.0%(f)
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2026	250	303

		—

Maryland — 1.5%
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 7/1/2022	1,940	2,022
GO, 4.00%, 7/1/2023	2,070	2,235
GO, 4.00%, 7/1/2024	2,010	2,240
GO, 4.00%, 7/1/2025	2,245	2,571
County of Montgomery, Public Improvement
Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,125
County of Montgomery, Trinity Health Credit Group
Series 2013MD, Rev., VRDO, 0.08%, 9/1/2021 (c)	21,000	21,000
Maryland Health and Higher Educational Facilities Authority, Anne Arundel Health System Issue
Series 2009-B, Rev., VRDO, LIQ: Bank of America NA, 0.03%, 6/9/2021 (c)	1,900	1,900
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program
Series 1985A, Rev., VRDO, LIQ: TD Bank NA, 0.02%, 6/9/2021 (c)	5,400	5,400
Series B, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	16,915	16,915
Maryland Stadium Authority, Sports Facilities, Football Stadium
Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.02%, 6/9/2021 (c)	19,335	19,335
State of Maryland, State and Local Facilities Loan of 2017
Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,358
Washington Suburban Sanitary Commission, Multi-Modal Bond
Series A-2, Rev., VRDO, BAN, GTD, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	7,500	7,500

Total Maryland		85,601

Massachusetts — 2.9%
City of Boston
Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,641
City of Everett
GO, BAN, 2.00%, 2/11/2022	10,500	10,637
City of New Bedford
GO, BAN, 2.00%, 4/15/2022	9,245	9,399
Commonwealth of Massachusetts
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 0.67%, 8/1/2021 (b)	30,000	30,180
Commonwealth of Massachusetts, Consolidated Loan of 2014
Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,589
Massachusetts Bay Transportation Authority, Sales Tax
Series 2018A-2, Rev., VRDO, LIQ: State Street Bank & Trust, 0.02%, 6/9/2021 (c)	4,155	4,155
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,830
Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,223
Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,825
Series 2020A, Rev., 5.00%, 10/1/2025	975	1,166
Series 2020A, Rev., 5.00%, 10/1/2026	895	1,102
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.45%, 6/10/2021 (b)	10,000	10,006
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.53%, 6/10/2021 (b)	1,500	1,506

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2021	500	501
Rev., 5.00%, 7/1/2022	390	410
Rev., 5.00%, 7/1/2024	350	398
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2021	120	122
Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	159
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	110
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	131
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	206
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	212
Massachusetts Development Finance Agency, Western New England University Issue Rev., 5.00%, 9/1/2021	265	268
Massachusetts Port Authority
Series 2019-A, Rev., AMT, 5.00%, 7/1/2021 (d)	3,000	3,012
Series 2019-A, Rev., AMT, 5.00%, 7/1/2022 (d)	2,500	2,628
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured
Series 2010A-1, Rev., VRDO, LIQ: Citibank NA, 0.03%, 6/9/2021 (c)	14,200	14,200
Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,757
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 6/9/2021 (c)	30,670	30,670
Merrimack Valley Regional Transit Authority Rev., RAN, 1.50%, 6/25/2021	1,500	1,501
University of Massachusetts Building Authority Project
Rev., 5.00%, 11/1/2024 (d)	9,485	11,012
Series 2015-1, Rev., 5.00%, 11/1/2025 (d)	250	300

Total Massachusetts		161,856

Michigan — 1.9%
City of Charlevoix, Building Authority, Limited Tax
Rev., 4.00%, 10/1/2021	215	218
Rev., 4.00%, 10/1/2022	175	183
Rev., 4.00%, 10/1/2023	110	119
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2022	250	255
GO, AGM, 3.00%, 3/1/2023	260	272
GO, AGM, 3.00%, 3/1/2024	265	283
GO, AGM, 3.00%, 3/1/2025	275	299
Detroit Downtown Development Authority, Tax Increment, Catalyst Development Project Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	502
Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	214
Fulton School District
GO, AGM, 4.00%, 5/1/2025	215	242
GO, AGM, 4.00%, 5/1/2026	220	253
GO, AGM, 4.00%, 5/1/2027	210	247
Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2021	2,225	2,268
Hopkins Public Schools
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	165
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	391
Huron Valley School District, Unlimited Tax
GO, Q-SBLF, 2.00%, 5/1/2022	5,000	5,086
GO, Q-SBLF, 2.00%, 5/1/2023	5,950	6,152
GO, Q-SBLF, 2.00%, 5/1/2024	5,825	6,110
GO, Q-SBLF, 2.00%, 5/1/2025	2,050	2,171
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	605	649
GO, Q-SBLF, 4.00%, 5/1/2024	690	763
Kelloggsville Public Schools, School Building and Site
GO, AGM, 4.00%, 5/1/2022	380	393
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 6/9/2021 (c)	34,040	34,040
Lakeview School District, School Building and Site Series B, GO, VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	8,330	8,330
Leland Public School District
GO, AGM, 4.00%, 5/1/2022	510	527
GO, AGM, 4.00%, 5/1/2023	785	837
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,343

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,112
Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.09%, 6/9/2021 (c)	6,895	6,895
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2021	180	182
Rev., 4.00%, 11/15/2022	180	186
Rev., 4.00%, 11/15/2023	190	201
South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax
Rev., 4.00%, 5/1/2022	285	295
Rev., 4.00%, 5/1/2023	480	513
Rev., 4.00%, 5/1/2024	720	792
State of Michigan Rev., GAN, 5.00%, 3/15/2025	12,225	14,329
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2022	650	673
GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,437
GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,504
Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024	1,000	1,159
Wayne-Westland Community Schools, Building and Site Unlimited Tax
GO, Q-SBLF, 4.00%, 11/1/2021	785	797
GO, Q-SBLF, 4.00%, 5/1/2022	160	166
GO, Q-SBLF, 5.00%, 11/1/2022	290	310

Total Michigan		105,863

Minnesota — 0.5%
City of Glencoe Series 2018-A, GO, 3.00%, 8/1/2021	80	80
City of Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 6/9/2021 (c)	6,460	6,460
City of St. Paul Minnesota, Housing and Redevelopment Authority, Alliana Health System Series 2009C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.04%, 6/9/2021 (c)	10,280	10,280
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2022	200	202
Rev., 3.00%, 8/1/2023	100	103
Rev., 3.00%, 8/1/2024	100	104
Duluth Housing and Redevelopment Authority, Public Schools Academy Project
Series 2018-A, Rev., 3.38%, 11/1/2021	330	333
Series 2018-A, Rev., 3.63%, 11/1/2022	345	355
Series 2018-A, Rev., 3.88%, 11/1/2023	325	342
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2022	160	165
Series 2019C, COP, 5.00%, 2/1/2022	135	139
Series 2019B, COP, 5.00%, 2/1/2023	185	198
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	5,007
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 3.00%, 12/1/2021	75	76
Rev., 3.00%, 12/1/2022	100	103
Rev., 3.00%, 12/1/2023	100	103
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,779

Total Minnesota		25,829

Mississippi — 0.3%
City of Tupelo
GO, 4.00%, 12/1/2021	125	127
GO, 4.00%, 12/1/2022	245	259
GO, 4.00%, 12/1/2023	315	344
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,750	1,801
Series 2020C, Rev., 1.37%, 6/16/2025 (c)	1,500	1,544
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series 2010 H, Rev., VRDO, 0.01%, 6/1/2021 (c)	11,335	11,335
Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	102

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mississippi Development Bank, Special Obligation, Biloxi Project Rev., 3.00%, 3/1/2022	175	179
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2022	320	329
Series B, Rev., 5.00%, 1/1/2023	370	398
Series B, Rev., 5.00%, 1/1/2024	370	411
State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2021 (d)	25	25
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	710

Total Mississippi		17,564

Missouri — 0.8%
Belton School District No. 124, Belton School District Project COP, AGM, 4.00%, 1/15/2022 (d)	100	102
City of Kansas, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.04%, 6/9/2021 (c)	4,490	4,490
City of St. Louis, St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,310
City of St. Peters
COP, 4.00%, 5/1/2022	605	626
COP, 4.00%, 5/1/2023	625	669
COP, 4.00%, 5/1/2024	650	717
COP, 4.00%, 5/1/2025	425	481
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2021	205	209
Rev., 4.00%, 12/1/2022	260	275
Rev., 4.00%, 12/1/2023	520	567
Rev., 4.00%, 12/1/2024	540	605
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,270
County of St. Louis, Special Obligation
Series 2021B, Rev., 5.00%, 12/1/2024	3,595	4,172
Series 2021B, Rev., 5.00%, 12/1/2025	1,885	2,260
Series 2021B, Rev., 5.00%, 12/1/2026	3,955	4,879
Greene County Reorganized School District No. R-8
Series 2019B, GO, 3.00%, 3/1/2022	500	511
Series 2019B, GO, 3.00%, 3/1/2023	595	625
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LOC: BJC Health System, 0.03%, 6/9/2021 (c)	1,285	1,285
Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,500	8,723
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50
Nixa Public Schools
Series 2019B, GO, 4.00%, 3/1/2022	175	180
Series 2019B, GO, 5.00%, 3/1/2023	200	217
St. Louis County Special School District
COP, 4.00%, 4/1/2022	395	408
COP, 4.00%, 4/1/2023	410	438
COP, 4.00%, 4/1/2024	605	664
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LOC: Royal Bank of Canada, 0.18%, 6/9/2021 (c) (e)	8,200	8,200

Total Missouri		46,933

Montana — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 0.48%, 6/10/2021 (b)	3,130	3,140

		—

Nebraska — 0.1%
City of Omaha, Special Tax Series A, Rev., 5.00%, 1/15/2022	125	129
County of Saunders
GO, 1.00%, 11/1/2021	100	100
GO, 2.00%, 11/1/2022	300	308
GO, 3.00%, 11/1/2023	325	345
GO, 3.00%, 11/1/2024	415	450
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,872

Total Nebraska		8,204

Nevada — 0.6%
City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	610	754

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024(e)	595	603
Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023	2,000	2,191
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series D-3, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 6/9/2021 (c)	4,435	4,435
County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,612
County of Washoe, Water Facilities Bonds, Sierra Pacific Power Company Project
Rev., AMT, 0.62%, 4/15/2022 (c)	4,000	4,011
Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,069
Las Vegas Valley Water District Series 2011C, GO, 5.00%, 6/1/2021	235	235
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Rev., AMT, 0.50%, 7/1/2021 (c) (e)	10,000	10,000

Total Nevada		31,910

New Jersey — 3.8%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	85
Series 2021A, Rev., AGM, 5.00%, 7/1/2025	100	118
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	121
Borough of Paramus GO, BAN, 2.00%, 10/15/2021	7,510	7,559
Borough of Stone Harbor GO, BAN, 1.25%, 10/29/2021	16,255	16,315
Burlington County Bridge Commission, Governmental Leasing Program Series 2020C-1 & C-2, Rev., 2.00%, 11/11/2021	20,000	20,167
City of Newark
Series 2020A, GO, 5.00%, 10/1/2021	110	112
Series 2020B, GO, 5.00%, 10/1/2021	250	254
Series 2020A, GO, 5.00%, 10/1/2022	750	791
Series 2020B, GO, 5.00%, 10/1/2022	500	527
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,100
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	578
Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,138
Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	740
Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	998
Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	699
Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	905
Cumberland County Improvement Authority (The), Vineland Public Safety Building Project Rev., 5.00%, 12/15/2021	340	349
East Brunswick Township Board of Education, School Energy Savings
GO, 5.00%, 8/1/2021	55	55
GO, 5.00%, 8/1/2022	110	117
Jersey City Municipal Utilities Authority, Water Project Notes Rev., 3.00%, 7/1/2022	16,000	16,460
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project Series 2020A, Rev., GTD, 2.00%, 7/12/2021	6,900	6,915
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2021	70	71
Series 2020B, Rev., GTD, 5.00%, 9/1/2022	350	370
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	369
Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	486
Series 2020B, Rev., GTD, 5.00%, 9/1/2025	425	502
Series 2020A, Rev., GTD, 5.00%, 9/1/2026	500	606
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	5,000	5,008
Rev., 5.00%, 6/15/2022	100	105
Rev., 5.00%, 6/15/2023	110	121
Rev., 5.00%, 6/15/2024	300	342
Rev., 5.00%, 6/15/2025	550	646
Rev., 5.00%, 6/15/2026	555	670

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Educational Facilities Authority, The William Paterson University Series C, Rev., 5.00%, 7/1/2021	150	151
New Jersey Transportation Trust Fund Authority
Series 2021A, Rev., 5.00%, 6/15/2025	2,750	3,231
Series 2021A, Rev., 5.00%, 6/15/2026	2,500	3,018
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,011
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	8,500
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	429
Passaic Valley Sewerage Commissioners, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	2,008
Series J, Rev., AGM, 3.00%, 12/1/2026	6,285	7,004
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2023	21,380	22,974
GO, 5.00%, 6/1/2024	26,250	29,859
GO, 5.00%, 6/1/2025	12,670	14,902
Township of Chatham GO, BAN, 1.50%, 4/8/2022	11,475	11,607
Township of Maplewood, General Improvement GO, 4.00%, 8/15/2021	25	25
Township of West Milford GO, BAN, 1.25%, 9/17/2021	18,738	18,792

Total New Jersey		213,910

New Mexico — 0.2%
City of Rio Rancho, Water and Wastewater System Rev., 5.00%, 5/15/2022	1,250	1,308
City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	603
County of Sandoval
GO, 5.00%, 8/1/2021	535	539
GO, 5.00%, 8/1/2022	560	592
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project
Series C, Rev., 2.25%, 7/1/2023	1,525	1,526
Series C, Rev., 2.38%, 7/1/2024	1,525	1,526
University of New Mexico (The), Subordinate Lien System Improvement Series 2002B, Rev., VRDO, LIQ: U.S. Bank NA, 0.04%, 6/9/2021 (c)	2,360	2,360
University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022	1,500	1,501

Total New Mexico		9,955

New York — 26.2%
Albany City School District Series 2021A, GO, BAN, 3.00%, 3/25/2022	46,605	47,666
Amityville Union Free School District
GO, TAN, 1.25%, 6/18/2021	17,500	17,509
Series 2020B, GO, BAN, 1.25%, 6/18/2021	12,987	12,992
GO, BAN, 4.00%, 6/18/2021	275	275
Ardsley Union Free School District GO, BAN, 1.25%, 2/11/2022	2,694	2,714
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	14,855	14,855
Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	935	935
Bay Shore Union Free School District GO, TAN, 1.25%, 6/25/2021	40,000	40,026
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
Rev., AGM, 5.00%, 4/1/2024	500	564
Rev., AGM, 5.00%, 4/1/2025	500	584
Rev., AGM, 5.00%, 4/1/2026	500	602
Cazenovia Central School District GO, BAN, 1.25%, 7/16/2021	13,000	13,014
Central Islip Union Free School District GO, TAN, 1.25%, 6/25/2021	24,000	24,016
Central Square Central School District GO, BAN, 1.25%, 11/19/2021	11,995	12,053
Cheektowaga Central School District GO, BAN, 1.25%, 11/19/2021	15,400	15,472
Chittenango Central School District Series 2020A, GO, BAN, 1.25%, 6/25/2021	13,400	13,407
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2021	475	475
GO, 5.00%, 6/1/2022	500	524
GO, 5.00%, 6/1/2023	525	574
GO, 5.00%, 6/1/2024	545	617
City of New York Subseries B-3, GO, VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	10,520	10,520

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.04%, 6/9/2021 (c)	2,300	2,300
City of New York, Fiscal Year 2014 Series D, Subseries D-4, GO, VRDO, LIQ: TD Bank NA, 0.01%, 6/1/2021 (c)	6,100	6,100
City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,593
City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	17,201
City of Rochester Series 2021-I, GO, BAN, 1.50%, 3/3/2022	41,355	41,764
City of Yonkers GO, RAN, 2.00%, 6/30/2021	45,000	45,057
Cold Spring Harbor Central School District GO, TAN, 1.25%, 6/25/2021	9,000	9,006
Commack Union Free School District GO, TAN, 1.25%, 6/25/2021	36,000	36,024
Connetquot Central School District of Islip GO, TAN, 1.25%, 6/25/2021	24,500	24,516
Copenhagen Central School District GO, BAN, 2.00%, 7/9/2021	5,700	5,709
County of Erie GO, RAN, 3.00%, 6/24/2021	5,000	5,009
County of Suffolk, Longwood Central School District
GO, 5.00%, 6/15/2021	300	301
GO, TAN, 2.00%, 6/25/2021	11,000	11,012
East Islip Union Free School District
GO, TAN, 1.25%, 6/29/2021	19,000	19,015
Series 2020A, GO, BAN, 1.25%, 6/29/2021	7,487	7,492
Series 2020B, GO, BAN, 1.25%, 7/1/2021	12,860	12,870
Elwood Union Free School District GO, TAN, 1.25%, 6/25/2021	14,000	14,008
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2021	450	461
GO, 5.00%, 12/1/2022	475	510
GO, 5.00%, 12/1/2023	495	554
GO, 5.00%, 12/1/2024	525	611
GO, 5.00%, 12/1/2025	550	664
Forestville Central School District Series 2020B, GO, BAN, 2.00%, 6/17/2021	3,061	3,063
Franklinville Central School District GO, BAN, 1.25%, 7/23/2021	5,100	5,106
Frewsburg Central School District GO, BAN, 1.25%, 7/13/2021	6,177	6,182
Guilderland Central School District Series 2020C, GO, BAN, 1.25%, 7/30/2021	17,500	17,526
Hampton Bays Union Free School District GO, TAN, 2.00%, 6/24/2021	11,000	11,012
Hauppauge Union Free School District GO, TAN, 1.25%, 6/25/2021	32,000	32,021
Hempstead Town Local Development Corp., Adelphi University Project
Rev., 4.00%, 2/1/2022	50	51
Rev., 4.00%, 2/1/2023	100	106
Rev., 4.00%, 2/1/2024	200	218
Hempstead Union Free School District
GO, RAN, 1.50%, 6/30/2021	39,000	39,039
GO, BAN, 1.50%, 7/14/2021	25,900	25,938
Horseheads Central School District GO, BAN, 1.00%, 6/24/2021	61,695	61,722
Kinderhook Central School District GO, BAN, 1.25%, 7/23/2021	14,500	14,518
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	25,281
Series 2020A, Rev., 5.00%, 9/1/2026	680	835
Maine-Endwell Central School District GO, RAN, 1.25%, 7/28/2021	8,000	8,012
Manchester-Shortsville Central School District GO, BAN, 1.25%, 6/29/2021	9,925	9,931
Marcellus Central School District GO, BAN, 2.00%, 7/16/2021	8,000	8,016
Mattituck-Cutchogue Union Free School District GO, TAN, 2.00%, 6/25/2021	8,500	8,510
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,500	21,233
Middleburgh Central School District GO, BAN, 1.25%, 7/16/2021	10,620	10,631
Morrisville-Eaton Central School District Series 2020B, GO, BAN, 1.50%, 6/25/2021	8,508	8,515
Mount Vernon City School District
GO, 5.00%, 12/1/2021	885	906
GO, 5.00%, 12/1/2022	1,965	2,100
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 0.03%, 6/9/2021 (c)	2,570	2,570
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., AGM, 5.00%, 1/1/2024	1,000	1,121
Rev., AGM, 5.00%, 1/1/2025	2,000	2,324
Rev., AGM, 5.00%, 1/1/2026	1,000	1,197
Rev., AGM, 5.00%, 1/1/2027	1,000	1,232

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 21-A, Rev., 5.00%, 11/1/2021	46,070	47,006
New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ: U.S. Bank NA, 0.03%, 6/9/2021 (c)	150	150
New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust, 0.01%, 6/1/2021 (c)	14,600	14,600
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2008 Subseries BB-1, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.02%, 6/9/2021 (c)	11,390	11,390
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.01%, 6/1/2021 (c)	11,200	11,200
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 6/9/2021 (c)	5,680	5,680
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-2, Rev., 5.00%, 6/15/2025	4,420	4,956
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,013
New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,972
New York State Dormitory Authority, St. John’s University
Series 2021A, Rev., 4.00%, 7/1/2022	1,500	1,565
Series 2021A, Rev., 5.00%, 7/1/2025	750	885
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	469
New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 0.06%, 6/9/2021 (c)	46,100	46,100
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	40,445	40,445
New York State Housing Finance Agency, Service Contract Series 2003A-1, Rev., VRDO, LIQ: Bank of America NA, 0.10%, 6/9/2021 (c)	120	120
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	15,031
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2021	1,000	1,023
Rev., 5.00%, 12/1/2022	750	803
Rev., 5.00%, 12/1/2023	800	891
Rev., 5.00%, 12/1/2024	800	923
Rev., 5.00%, 12/1/2025	500	596
Rev., 5.00%, 12/1/2026	750	920
Niagara Falls City School District Series 2020B, GO, BAN, 1.25%, 7/9/2021	29,000	29,026
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	877
Niagara-Wheatfield Central School District GO, BAN, 2.00%, 6/29/2021	10,000	10,013
North Babylon Union Free School District GO, TAN, 1.25%, 6/24/2021	14,700	14,709
North Collins Central School District GO, BAN, 2.00%, 6/25/2021	7,880	7,887
North Shore Central School District GO, TAN, 1.25%, 6/24/2021	9,000	9,006
Palmyra Macedon Central School District GO, BAN, 1.25%, 7/20/2021	12,500	12,514
Patchogue-Medford Union Free School District GO, TAN, 3.00%, 6/25/2021	5,000	5,009
Penfield Central School District GO, BAN, 1.25%, 6/29/2021	9,000	9,007
Penn Yan Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	13,183	13,196
Plattsburgh City School District GO, BAN, 1.25%, 7/30/2021	5,500	5,508

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Port Authority of New York & New Jersey Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,066
Putnam Valley Central School District Series 2020B, GO, BAN, 1.25%, 7/16/2021	14,185	14,201
Rhinebeck Central School District GO, BAN, 1.25%, 6/25/2021	12,152	12,157
Rondout Valley Central School District Accord GO, BAN, 2.00%, 6/30/2021	12,000	12,016
Roosevelt Union Free School District GO, TAN, 1.00%, 6/25/2021	4,000	4,001
Sachem Central School District GO, TAN, 1.25%, 6/24/2021	50,000	50,033
Schenectady City School District GO, BAN, 1.25%, 10/22/2021	31,755	31,889
Scotia-Glenville Central School District GO, BAN, 1.25%, 6/30/2021	14,000	14,010
Seaford Union Free School District GO, TAN, 1.25%, 6/24/2021	5,000	5,003
Silver Creek Central School District GO, BAN, 1.25%, 6/30/2021	14,825	14,837
South Jefferson Central School District GO, BAN, 2.00%, 6/30/2021	8,530	8,542
Town of Oyster Bay, Public Improvement
GO, 2.00%, 11/1/2021	415	418
GO, 4.00%, 11/1/2022	410	430
GO, 4.00%, 11/1/2023	1,000	1,087
GO, 4.00%, 11/1/2024	950	1,064
GO, 4.00%, 11/1/2025	495	569
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005A, Rev., VRDO, LIQ: Barclays Bank plc, 0.04%, 6/9/2021 (c)	21,445	21,445
Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	17,099
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History Series 2014B-2, Rev., VRDO, 0.08%, 6/10/2021 (c)	8,000	8,000
Unadilla Valley Central School District GO, BAN, 2.00%, 7/9/2021	8,700	8,715
Watertown Enlarged City School District GO, BAN, 1.50%, 6/29/2021	10,598	10,608
Watervliet City School District GO, BAN, 1.25%, 4/27/2022	10,000	10,094
Webster Central School District GO, BAN, 1.00%, 6/30/2021	23,539	23,551
Wheatland Chili Central School District GO, BAN, 1.25%, 6/23/2021	9,080	9,083
Williamson Central School District GO, BAN, 1.25%, 7/16/2021	10,097	10,107
Wyandanch Union Free School District GO, TAN, 1.25%, 6/25/2021	15,000	15,008
Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 6/29/2021	9,303	9,310

Total New York		1,474,920

North Carolina — 4.0%
Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 6/9/2021 (c)	21,840	21,840
City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LOC: Wells Fargo Bank NA, 0.03%, 6/9/2021 (c)	48,205	48,205
City of Charlotte, Water & Sewer System Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.03%, 6/9/2021 (c)	25,950	25,950
City of Raleigh, Downtown Improvement Project Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.05%, 6/9/2021 (c)	23,300	23,300
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.05%, 6/9/2021 (c)	8,115	8,115
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	864
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	864
Series 2020A, Rev., 1.37%, 6/16/2025 (c)	1,780	1,832
County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	20
County of Harnett, Limited Obligation
Rev., 3.00%, 12/1/2021	2,015	2,044
Rev., 4.00%, 12/1/2022	1,700	1,798
Rev., 4.00%, 12/1/2023	1,650	1,804
Rev., 4.00%, 12/1/2024	1,000	1,125
Rev., 5.00%, 12/1/2025	1,000	1,199
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,840	3,418

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.04%, 6/9/2021 (c)	26,170	26,170
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	44,527
State of North Carolina, Build NC Programs, Limited Obligation Series 2020B, Rev., 5.00%, 5/1/2022	7,000	7,314
University of North Carolina, Hospital at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 0.46%, 7/1/2021 (b)	3,750	3,758

Total North Carolina		224,147

North Dakota — 0.1%
County of Burleigh, St. Alexius Medical Center Project Series 2014A, Rev., 5.00%, 7/1/2021 (d)	3,895	3,909

Total North Dakota		3,909

Ohio — 4.2%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	127
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,041
City of Akron, Various Purpose
GO, 2.00%, 12/1/2022	565	579
GO, 2.00%, 12/1/2023	485	504
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2021	285	288
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	282
City of Elyria, Limited Tax
Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,029
Series 2019-2, GO, 4.00%, 12/1/2022	935	988
City of Lakewood, Income Tax Rev., 0.75%, 3/22/2022	5,000	5,025
City of Lorain, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2021	220	224
Series 2020A, GO, 4.00%, 12/1/2022	280	294
Series 2020A, GO, 4.00%, 12/1/2023	300	326
Series 2020A, GO, 4.00%, 12/1/2024	250	278
City of Toledo, Limited Tax, Capital Improvement
GO, AGM, 5.00%, 12/1/2021	1,275	1,306
GO, AGM, 5.00%, 12/1/2022	1,305	1,400
City of Whitehall, Nontax Rev., 1.00%, 12/8/2021	3,810	3,823
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2025	100	117
Rev., 5.00%, 7/1/2026	125	150
County of Allen, Hospital Facilities, Catholic Health Partners Series 2012B, Rev., VRDO, 0.05%, 6/9/2021 (c)	50,865	50,865
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,087
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2011C, Rev., VRDO, 0.02%, 6/9/2021 (c)	200	200
Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 6/9/2021 (c)	38,030	38,030
Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%), 0.46%, 6/10/2021 (b)	5,000	5,001
County of Ross, Adena Health System Obligated Group Project
Rev., 5.00%, 12/1/2021	335	343
Rev., 5.00%, 12/1/2022	355	380
Rev., 5.00%, 12/1/2023	490	543
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	50
Euclid City School District
COP, 4.00%, 12/1/2023	70	76
COP, 4.00%, 12/1/2024	180	201
Lancaster Port Authority, Gas Supply Series 2019A, Rev., LOC: Royal Bank of Canada, 5.00%, 2/1/2025 (c)	5,000	5,788
Ohio Housing Finance Agency, Carnegie Tower Project Rev., FHA, 0.35%, 10/1/2022 (c)	10,200	10,227
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	73,645	73,645

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 0.02%, 6/9/2021 (c)	12,000	12,000
State of Ohio, Infrastructure Improvement Series A, GO, VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	1,985	1,985
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.15%, 6/9/2021 (c)	8,250	8,250
Village of Obetz, Various Purpose Rev., 5.00%, 12/1/2021	125	128
Zanesville City School District, Unlimited Tax GO, 4.00%, 12/1/2021	595	606

Total Ohio		237,186

Oklahoma — 0.3%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2021	140	143
Rev., 4.00%, 12/1/2022	190	200
Rev., 4.00%, 12/1/2023	155	169
Rev., 4.00%, 12/1/2024	165	184
City of Moore GO, 1.25%, 4/1/2022	1,550	1,563
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Rev., 4.00%, 9/1/2021	150	151
Rev., 4.00%, 9/1/2022	125	131
Rev., 4.00%, 9/1/2023	270	291
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2021	410	417
Rev., 4.00%, 12/1/2023	450	487
Elk City Industrial Authority, Sales Tax Rev., 2.00%, 5/1/2023	140	144
Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project
Rev., 3.00%, 3/1/2022	725	740
Rev., 3.00%, 3/1/2023	730	763
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2021	125	126
Rev., 4.00%, 9/1/2022	135	141
Rev., 4.00%, 9/1/2023	110	119
Rev., 4.00%, 9/1/2024	160	177
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2021	250	252
Rev., 4.00%, 9/1/2022	200	209
Rev., 4.00%, 9/1/2023	300	325
Rev., 4.00%, 9/1/2024	245	271
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2022	165	168
Rev., 3.00%, 3/1/2023	385	402
Rev., 3.00%, 3/1/2024	270	289
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	985
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,908
Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 8/1/2022 (c)	2,500	2,504
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 5.00%, 9/1/2021	325	329
Rev., 2.00%, 9/1/2022	125	128
Rev., 4.00%, 9/1/2023	175	187
Rev., 4.00%, 9/1/2024	435	478
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2021	225	227
Rev., 4.00%, 9/1/2023	525	562

Total Oklahoma		18,170

Oregon — 0.2%
County of Washington GO, 5.00%, 6/1/2021	1,875	1,875
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2021	165	167
Rev., 4.00%, 10/1/2022	250	261
Rev., 4.00%, 10/1/2023	435	467
Rev., 4.00%, 10/1/2024	425	468
Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,183
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2021	175	175
GO, 5.00%, 6/15/2021	500	501
State of Oregon, Housing and Community Services Department Sha Rad Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	3,350	3,396
State of Oregon, Variable Rate Veterans Welfare Bonds Series 2015P, GO, VRDO, LIQ: U.S. Bank NA, 0.03%, 6/9/2021 (c)	3,500	3,500

Total Oregon		11,993

Pennsylvania — 5.8%
Allegheny County Sanitary Authority, Sewer
Series 2020B, Rev., 3.00%, 6/1/2022	250	257

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 4.00%, 6/1/2024	300	332
Series 2020A, Rev., 4.00%, 6/1/2025	150	170
Series 2020B, Rev., 4.00%, 6/1/2025	210	239
Series 2020A, Rev., 5.00%, 6/1/2026	425	514
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (e)	200	215
Ambridge Borough Water Authority
Rev., 4.00%, 11/15/2021	160	163
Rev., 4.00%, 11/15/2022	175	184
Rev., 4.00%, 11/15/2023	175	190
Apollo-Ridge School District
Series 2019A, GO, 2.00%, 9/1/2022	375	383
Series 2019A, GO, 4.00%, 9/1/2023	385	415
Series 2019A, GO, 4.00%, 9/1/2024	450	498
Armstrong School District
Series A, GO, 3.00%, 3/15/2022	235	240
Series B, GO, 3.00%, 3/15/2022	300	306
Series A, GO, 3.00%, 3/15/2023	240	251
Series B, GO, 3.00%, 3/15/2023	400	418
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2022	500	509
Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,353
Series 2020A, Rev., 5.00%, 2/1/2024	425	451
Series 2020A, Rev., 5.00%, 2/1/2025	600	645
Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,104
Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,387
Big Beaver Falls Area School District, Unlimited Tax
GO, 4.00%, 3/15/2022	1,155	1,187
GO, 5.00%, 3/15/2023	1,200	1,293
Burgettstown Area School District
Series A, GO, 3.00%, 3/15/2022	100	102
Series A, GO, 4.00%, 3/15/2023	200	211
Carmichaels Area School District, Limited Tax
GO, 4.00%, 9/1/2022	190	197
GO, 4.00%, 9/1/2023	150	162
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2021	225	229
Rev., AGM, 4.00%, 12/1/2022	165	174
Rev., AGM, 4.00%, 12/1/2023	225	245
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	245
Series 2020A, Rev., 3.00%, 9/1/2024	215	234
Series 2020A, Rev., 5.00%, 9/1/2025	250	297
City of Altoona, Guaranteed Sewer
GO, AGM, 5.00%, 12/1/2021	265	271
GO, AGM, 5.00%, 12/1/2022	200	214
GO, AGM, 5.00%, 12/1/2023	300	334
City of Lebanon Authority, Green Bond
Rev., 4.00%, 12/15/2021	240	245
Rev., 4.00%, 12/15/2022	275	291
Rev., 4.00%, 12/15/2023	360	392
City of Philadelphia
Series 2012A, GO, 5.00%, 9/15/2021	45	46
Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,023
Series 2017A, GO, 5.00%, 8/1/2026	6,030	7,348
City of Philadelphia, Airport System
Series 2020A, Rev., 5.00%, 7/1/2024	1,480	1,687
Series 2020A, Rev., 5.00%, 7/1/2025	1,550	1,827
Series 2020A, Rev., 5.00%, 7/1/2026	1,160	1,408
City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2022 (d)	1,465	1,565
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	365
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2021	535	535
Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571
Connellsville Area School District
Series A, GO, AGM, 2.00%, 5/15/2022	70	71
Series A, GO, AGM, 2.00%, 5/15/2023	70	72
Cornell School District
GO, AGM, 2.00%, 9/1/2021	200	201
GO, AGM, 4.00%, 9/1/2022	200	209
County of Armstrong
GO, AGM, 3.00%, 6/1/2021	370	370

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 4.00%, 6/1/2021	230	230
GO, AGM, 4.00%, 6/1/2022	380	395
Series A, GO, 4.00%, 6/1/2022	430	447
GO, AGM, 4.00%, 6/1/2023	225	241
Series A, GO, 5.00%, 6/1/2023	225	245
GO, AGM, 4.00%, 6/1/2024	230	254
GO, AGM, 4.00%, 6/1/2025	240	272
County of Lackawanna
Series 2020A, GO, 4.00%, 3/15/2022	200	206
Series 2020B, GO, 4.00%, 9/1/2022	135	141
Series 2020A, GO, 4.00%, 3/15/2023	200	213
Series 2020B, GO, 4.00%, 9/1/2023	305	329
Series 2020A, GO, 4.00%, 3/15/2024	300	329
Series 2020B, GO, 4.00%, 9/1/2024	680	754
Series 2020A, GO, 4.00%, 3/15/2025	300	337
Series 2020B, GO, 4.00%, 9/1/2025	685	777
Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,675
County of Somerset
GO, 2.00%, 10/1/2021	285	287
GO, 2.00%, 10/1/2022	340	347
GO, 2.00%, 10/1/2023	335	347
GO, 2.00%, 10/1/2024	300	314
County of York Series 2020A, GO, 5.00%, 6/1/2026	1,305	1,585
Dallas School District
GO, AGM, 4.00%, 10/15/2021	275	278
GO, AGM, 4.00%, 10/15/2022	300	313
GO, AGM, 5.00%, 10/15/2023	175	192
GO, AGM, 5.00%, 10/15/2024	325	370
East Stroudsburg Area School District GO, 3.00%, 9/1/2026	2,805	3,138
Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.03%, 6/9/2021 (c)	4,990	4,990
Iroquois School District
GO, 4.00%, 10/1/2021	300	304
GO, 4.00%, 10/1/2022	390	408
GO, 4.00%, 10/1/2023	200	217
Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	189
Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	1,000	1,019
Lycoming County Water and Sewer Authority
Rev., AGM, 4.00%, 11/15/2021	245	249
Rev., AGM, 4.00%, 11/15/2022	200	210
Rev., AGM, 4.00%, 11/15/2023	150	163
Mars Area School District
Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	121
Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	127
Middletown Township Sewer Authority
Rev., GTD, 4.00%, 10/1/2021	330	334
Rev., GTD, 4.00%, 10/1/2022	265	278
Rev., GTD, 4.00%, 10/1/2023	210	228
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2022	300	310
Rev., 5.00%, 4/1/2023	300	322
Rev., 5.00%, 4/1/2024	300	334
Rev., 5.00%, 4/1/2025	250	286
Rev., 5.00%, 4/1/2026	165	194
Montgomery County Industrial Development Authority, Meadowood Senior Living Project Series A, Rev., 3.00%, 12/1/2021	250	252
Montour School District GO, 3.00%, 10/1/2023	200	212
Muncy School District GO, 4.00%, 5/15/2023	345	370
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,204
Municipality of Penn Hills
Series A, GO, 3.00%, 12/1/2021	340	344
Series A, GO, 3.00%, 12/1/2022	345	358
Series A, GO, 3.00%, 12/1/2023	305	325
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2021	100	101
Series 2019AA, GO, 4.00%, 9/1/2022	150	157
Series 2019AA, GO, 4.00%, 9/1/2023	200	216
New Castle Area School District
GO, 3.00%, 3/1/2022	610	621
GO, 3.00%, 3/1/2023	1,000	1,040

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 4.00%, 3/1/2024	240	261
Northeast Bradford School District
GO, AGM, 2.00%, 6/1/2021	150	150
GO, AGM, 2.00%, 6/1/2022	320	325
GO, AGM, 3.00%, 6/1/2023	330	348
Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	733
Penn Hills School District
GO, 3.00%, 10/1/2022	1,725	1,788
GO, 4.00%, 10/1/2023	1,790	1,934
GO, 4.00%, 10/1/2024	1,855	2,058
GO, 5.00%, 10/1/2025	4,615	5,426
Pennsylvania Economic Development Financing Authority, Exempt Facilities PSEG Power LLC Project Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	7,000	7,000
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Series AX, Rev., AGM, 5.00%, 6/15/2021	5,935	5,945
Series AX, Rev., AGM, 5.00%, 6/15/2022	1,375	1,442
Pennsylvania Turnpike Commission
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 0.63%, 6/10/2021 (b)	18,000	18,153
Series A, Rev., 5.00%, 12/1/2022	1,000	1,073
Series 2020B, Rev., 5.00%, 12/1/2023	425	476
Series A, Rev., 5.00%, 12/1/2023	1,000	1,120
Series 2020B, Rev., 5.00%, 12/1/2024	450	523
Series 2020B, Rev., 5.00%, 12/1/2025	325	391
Series 2020B, Rev., 5.00%, 12/1/2026	400	494
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	7,785	7,785
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	20,300	20,300
Pittsburgh School District
GO, 5.00%, 9/1/2022	1,690	1,792
GO, 5.00%, 9/1/2023	1,810	1,999
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	265
Punxsutawney Area School District
Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	320
Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	309
Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	277
Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	172
School District of Philadelphia (The)
Series 2020-2021A, Rev., TRAN, 4.00%, 6/30/2021	71,120	71,342
Series 2019A, GO, 5.00%, 9/1/2021	800	809
Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,112
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,153
School District of the City of Erie (The), Limited Tax
Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	337
Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	341
Selinsgrove Area School District
Series A, GO, 2.00%, 9/1/2021	125	126
Series A, GO, 2.00%, 3/1/2022	5	5
Series B, GO, 3.00%, 3/1/2022	130	133
Series A, GO, 2.00%, 9/1/2022	400	408
Series A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	99
Series A, GO, 2.00%, 9/1/2023	585	607
Southcentral General Authority, Wellspan Health Obligated Group Series C, Rev., VRDO, LOC: Bank of America NA, 0.07%, 6/9/2021 (c)	16,000	16,000
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2021	500	500
Rev., 5.00%, 6/1/2022	500	524
Rev., 5.00%, 6/1/2023	750	822
Rev., 5.00%, 6/1/2024	755	858
Rev., 5.00%, 6/1/2025	1,250	1,468
Rev., 5.00%, 6/1/2026	750	908
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 4.00%, 2/1/2022	1,125	1,153
Rev., AGM, 4.00%, 2/1/2023	1,500	1,592
Rev., AGM, 5.00%, 2/1/2026	1,995	2,394
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	488

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State Public School Building Authority, Community College of Philadelphia Project
Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	296
Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	325
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax
Series 2019B, GO, 3.00%, 11/1/2021	230	232
Series 2019B, GO, 4.00%, 11/1/2022	240	251
Series 2019B, GO, 4.00%, 11/1/2023	250	271
Steelton-Highspire School District, Limited Tax
GO, 4.00%, 11/15/2022	60	63
GO, 4.00%, 11/15/2023	85	92
Township of Butler
GO, 4.00%, 10/1/2021	475	481
GO, 5.00%, 10/1/2022	250	265
GO, 5.00%, 10/1/2023	260	288
GO, 5.00%, 10/1/2024	275	315
Township of East Pennsboro, Cumberland County
GO, 3.00%, 9/1/2021	190	191
GO, 3.00%, 9/1/2022	175	181
Township of Radnor
GO, 2.00%, 6/15/2021	290	290
GO, 2.00%, 6/15/2022	190	193
GO, 3.00%, 6/15/2024	145	157
Township of Rostraver GO, AGM, 4.00%, 9/1/2021	100	101
University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 0.39%, 6/10/2021 (b)	47,000	47,232
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	287
Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	209
Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	232
Waynesboro Area School District, Franklin County
GO, 5.00%, 10/1/2021	580	589
GO, 5.00%, 10/1/2022	305	324
GO, 5.00%, 10/1/2023	320	354
Wilkes-Barre Area School District GO, 5.00%, 4/15/2023	115	125
Wyalusing Area School District
GO, 3.00%, 4/1/2022	150	153
GO, AGM, 4.00%, 4/1/2022	315	325
GO, 3.00%, 4/1/2023	200	210
GO, AGM, 4.00%, 4/1/2023	400	425
GO, 3.00%, 4/1/2024	185	198
GO, 3.00%, 4/1/2025	200	219
GO, 3.00%, 4/1/2026	300	333

Total Pennsylvania		325,594

Rhode Island — 0.5%
City of East Providence
Series 2021-1, GO, BAN, 2.00%, 6/17/2021	7,250	7,255
Series 2021-1, GO, TAN, 2.00%, 7/29/2021	5,500	5,517
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	125
Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	186
Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	217
Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	219
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	74
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	410
Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	16
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.01%, 6/1/2021 (c)	12,105	12,105
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2019A, Rev., 5.00%, 10/1/2021	300	305
Series 2019A, Rev., 5.00%, 10/1/2023	125	138

Total Rhode Island		26,567

South Carolina — 0.5%
Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,394
Chester Sewer District, Wastewater System Improvement
Rev., 3.00%, 6/1/2021	110	110
Rev., 4.00%, 6/1/2023	75	80
County Square Redevelopment Corp., Greenville County, South Carolina Project Rev., BAN, 2.00%, 3/3/2022	7,000	7,099
Educational Facilities Authority, Wofford College Rev., 2.37%, 4/1/2027 (c)	500	508

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Laurens County Water and Sewer Commission Rev., BAN, 1.38%, 7/1/2021 (d)	7,000	7,006
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (e)	600	609
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	134
South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%), 0.51%, 7/1/2021 (b)	9,905	9,911

Total South Carolina		28,851

South Dakota — 0.0%(f)
South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2022	375	390

Tennessee — 1.5%
City of Memphis, General Improvement
Series 2020A, GO, 5.00%, 12/1/2021	875	896
Series 2020A, GO, 5.00%, 12/1/2022	2,035	2,184
Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,389
Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,604
County of Hamilton
Series 2020B, GO, 5.00%, 3/1/2022	3,255	3,375
Series 2020B, GO, 5.00%, 3/1/2023	3,270	3,546
Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,792
County of Shelby, Public Improvement Series 2006B, GO, VRDO, 0.03%, 6/9/2021 (c)	5,015	5,015
Knox County Health Educational and Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (c)	650	651
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,161
Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,920
Memphis-Shelby County Airport Authority
Series 2021B, Rev., AMT, 5.00%, 7/1/2022	305	321
Series 2021C, Rev., AMT, 5.00%, 7/1/2022	185	194
Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	707
Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	966
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	425	437
Metropolitan Government of Nashville and Davidson County
Series 2021A, GO, 5.00%, 7/1/2021	20,000	20,080
Series 2021C, GO, 5.00%, 1/1/2024	10,000	11,225
Series 2021A, GO, 5.00%, 7/1/2026	600	734
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	10,052
Tennergy Corp., Gas Supply Series 2019A, Rev., LOC: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,447

Total Tennessee		83,696

Texas — 7.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 3.00%, 8/15/2022	635	656
Rev., PSF-GTD, 3.00%, 8/15/2023	655	693
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	229
Series 2018C, Rev., 5.00%, 8/1/2025	200	238
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2022	165	170
Rev., 5.00%, 2/1/2023	170	184
Austin Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2021 (d)	30	30
Avery Ranch Road District No. 1, Unlimited Tax
GO, 3.00%, 8/15/2022	615	635
GO, 3.00%, 8/15/2023	810	859
Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax
GO, AGM, 3.00%, 3/1/2022	345	352

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, AGM, 3.00%, 3/1/2023	905	945
Board of Regents of the University of Texas System, Financing System
Series 2008B, Rev., VRDO, LOC: University of Texas Investment Management Co. (The), 0.02%, 6/9/2021 (c)	4,495	4,495
Series 2016D, Rev., 5.00%, 8/15/2021	25	26
Bridgestone Municipal Utility District, Unlimited Tax
Series A, GO, AGM, 2.00%, 5/1/2022	110	112
Series A, GO, AGM, 3.00%, 5/1/2023	85	89
Brushy Creek Municipal Utility District, Unlimited Tax
GO, 3.00%, 6/1/2021	200	200
GO, 3.00%, 6/1/2022	235	241
GO, 3.00%, 6/1/2023	250	262
Central Texas Regional Mobility Authority, Subordinated Lien
Rev., BAN, 4.00%, 1/1/2022	2,455	2,462
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	7,310
Central Texas Turnpike System Series 2002-A, Rev., AMBAC, Zero Coupon, 8/15/2021	155	155
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022	4,250	4,537
City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	30
City of El Paso
Series 2020A, GO, 5.00%, 8/15/2021	600	606
Series 2020A, GO, 5.00%, 8/15/2024	275	316
City of El Paso, Combination Tax
GO, 5.00%, 8/15/2022	400	424
GO, 5.00%, 8/15/2023	515	569
GO, 5.00%, 8/15/2024	700	803
City of Galveston, Combination Tax GO, 4.00%, 5/1/2022	590	611
City of Houston, Combined Utility System, First Lien
Series 2004B-6, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.03%, 6/9/2021 (c)	9,000	9,000
Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.03%, 6/9/2021 (c)	27,250	27,250
Series B-2, Rev., VRDO, LIQ: Citibank NA, 0.03%, 6/9/2021 (c)	22,500	22,500
City of Irving, Hotel Occupancy, Occupancy Tax
Rev., 5.00%, 8/15/2021	25	25
Rev., 5.00%, 8/15/2022	50	52
Rev., 5.00%, 8/15/2023	50	54
City of Kennedy, Combination Tax
GO, 4.00%, 5/1/2022	120	124
GO, 4.00%, 5/1/2023	125	134
City of Port Arthur
GO, AGM, 3.00%, 2/15/2022	765	780
GO, AGM, 5.00%, 2/15/2023	910	983
City of Port Arthur, Combination Tax
Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	359
Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	388
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	427
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	466
City of Sulphur Springs
GO, AGM, 3.00%, 9/1/2021	100	101
GO, AGM, 3.00%, 9/1/2022	520	538
City of Universal City, Improvement Bonds
GO, 4.00%, 8/15/2021	140	141
GO, 4.00%, 8/15/2022	145	152
GO, 2.00%, 8/15/2023	230	238
Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023	450	461
County of Bexar, Tax Exempt Venue Project
Rev., 5.00%, 8/15/2022	275	288
Rev., 5.00%, 8/15/2023	275	299
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2022	250	258
Series 2020A, GO, 5.00%, 2/15/2023	110	119
Series 2020A, GO, 5.00%, 2/15/2024	125	141
Series 2020A, GO, 5.00%, 2/15/2025	130	152
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2023	155	168
GO, 5.00%, 2/15/2024	210	237
GO, 5.00%, 2/15/2025	255	297
Cuero Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2021	100	101
Cypress Hill Municipal Utility District No. 1, Unlimited Tax
GO, 2.00%, 9/1/2021	290	291
GO, 2.00%, 9/1/2022	190	194
GO, 3.00%, 9/1/2023	270	285

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cypress-Fairbanks Independent School District, School Building, Unlimited Tax
Series 2020A, GO, PSF-GTD, 4.00%, 2/15/2022	4,430	4,551
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	5,000	5,413
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2024	10,000	11,277
Florence Independent School District
GO, PSF-GTD, 3.00%, 8/15/2026	230	237
GO, PSF-GTD, 3.00%, 8/15/2027	115	118
Fort Bend County Levee Improvement District No. 11, Levee Improvement, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	421
Fort Bend County Municipal Utility District No. 116, Unlimited Tax
GO, 3.00%, 9/1/2021	330	332
GO, 3.00%, 9/1/2022	460	475
GO, 3.00%, 9/1/2023	450	477
Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, 3.00%, 9/1/2021	190	191
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	23,441
Greenhawe Water Control and Improvement District No. 2
GO, AGM, 3.00%, 9/1/2022	190	196
GO, AGM, 3.00%, 9/1/2023	200	212
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2016D, Rev., VRDO, 0.04%, 6/9/2021 (c)	3,995	3,995
Series 2019F, Rev., VRDO, 0.04%, 6/9/2021 (c)	18,300	18,300
Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.45%, 6/10/2021 (b)	10,000	9,972
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 0.60%, 6/10/2021 (b)	9,000	8,962
Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,792
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,824
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,488
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	6,139
Harris County Fresh Water Supply District No. 61
GO, AGM, 4.00%, 9/1/2023	445	481
GO, AGM, 3.00%, 9/1/2024	695	752
Harris County Municipal Utility District No. 096, Green Bond
GO, 2.00%, 9/1/2021	185	186
GO, 2.00%, 9/1/2023	195	201
Harris County Municipal Utility District No. 152
GO, AGM, 3.00%, 8/1/2022	280	289
GO, AGM, 3.00%, 8/1/2023	400	423
Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	444
Harris County Municipal Utility District No. 276
GO, 3.00%, 9/1/2022	365	377
GO, 3.00%, 9/1/2023	745	786
Harris County Municipal Utility District No. 281, Green Bond
GO, 2.00%, 9/1/2021	130	131
GO, 2.00%, 9/1/2022	300	306
GO, 2.00%, 9/1/2023	305	316
Harris County Municipal Utility District No. 374
GO, 3.00%, 9/1/2021	100	101
GO, 3.00%, 9/1/2022	145	149
GO, 3.00%, 9/1/2023	115	121
Harris County Municipal Utility District No. 391
GO, 3.00%, 9/1/2021	375	378
GO, 3.00%, 9/1/2023	400	422
Harris County Municipal Utility District No. 419
GO, 3.00%, 9/1/2021	70	70
GO, 3.00%, 9/1/2022	175	181
GO, 3.00%, 9/1/2023	455	482
Harris County Municipal Utility District No. 55
GO, 3.00%, 2/1/2022	260	265
GO, 3.00%, 2/1/2023	785	817
Harris County Toll Road Authority (The), Senior Lien Series A, Rev., 5.00%, 8/15/2021	1,500	1,515
Harris County Water Control and Improvement District No. 119
GO, AGM, 2.00%, 10/1/2021	835	840
GO, AGM, 3.00%, 10/1/2022	365	377
GO, AGM, 3.00%, 10/1/2023	375	397
Hunters Glen Municipal Utility District, Waterworks and Sewer System
Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	335
Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	611
La Joya Independent School District, Maintenance Tax
GO, AGM, 4.00%, 2/15/2022	390	400
GO, AGM, 4.00%, 2/15/2023	420	447
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	127

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Rev., VRDO, 0.01%, 6/1/2021 (c)	5,900	5,900
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	308
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,767
McLennan County Junior College District Rev., AGM, 3.00%, 4/15/2022	100	102
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2016A, Rev., 5.00%, 11/1/2024	6,290	7,285
Montgomery County Municipal Utility District No. 94, Unlimited Tax
GO, 2.00%, 10/1/2021	60	60
GO, 2.00%, 10/1/2022	185	189
GO, 2.00%, 10/1/2023	185	192
New Caney Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,509
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.10%, 1/1/2023	90	90
Series 2020A, Rev., 2.20%, 1/1/2024	180	180
Series 2020A, Rev., 2.25%, 1/1/2025	315	313
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project
Rev., 5.00%, 10/1/2021	1,425	1,437
Rev., 5.00%, 10/1/2022	1,495	1,543
North Texas Tollway Authority System, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	5,084
North Texas Tollway Authority System, Second Tier
Series B, Rev., 4.00%, 1/1/2022	800	818
Series B, Rev., 5.00%, 1/1/2023	5,000	5,380
Series B, Rev., 5.00%, 1/1/2024	5,500	6,173
Northside Independent School District, School Building, Unlimited Tax GO, VRDO, PSF-GTD, 2.00%, 6/1/2021 (c)	2,975	2,975
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax
GO, AGM, 2.00%, 10/1/2021	100	101
GO, AGM, 2.00%, 10/1/2022	100	102
GO, AGM, 2.00%, 10/1/2023	105	108
Pecan Grove Municipal Utility District, Unlimited Tax
GO, 4.00%, 9/1/2021	560	565
GO, AGM, 3.00%, 9/1/2022	195	202
GO, 4.00%, 9/1/2022	710	743
GO, AGM, 3.00%, 9/1/2023	345	365
GO, 4.00%, 9/1/2023	740	798
GO, AGM, 3.00%, 9/1/2024	600	647
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2025	1,140	1,334
Robstown Independent School District, Unlimited Tax
GO, PSF-GTD, 2.00%, 2/15/2022	325	329
GO, PSF-GTD, 3.00%, 2/15/2023	650	679
GO, PSF-GTD, 3.00%, 2/15/2024	360	385
Sienna Plantation Municipal Utility District No. 3, Unlimited Tax
GO, 2.00%, 3/1/2022	225	228
GO, 2.00%, 3/1/2023	185	190
Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (d)	2,385	2,745
State of Texas Rev., TRAN, 4.00%, 8/26/2021	67,000	67,621
State of Texas, Veterans
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	11,495	11,495
GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.08%, 6/9/2021 (c)	16,685	16,685
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LOC: State Street Bank & Trust, 0.05%, 6/9/2021 (c)	5,730	5,730
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008-C, Rev., VRDO, 0.03%, 6/9/2021 (c)	1,175	1,175
Tarrant Regional, Water Control and Improvement District, Water System Series 2020C, Rev., 4.00%, 3/1/2022	3,325	3,423

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas A&M University, Financing System Series 2013B, Rev., 5.00%, 5/15/2023 (d)	18,515	20,258
Town of Horizon City, Combination Tax
GO, AGM, 3.00%, 8/15/2021	300	302
GO, AGM, 3.00%, 8/15/2022	170	176
GO, AGM, 4.00%, 8/15/2023	230	248
Travis County Municipal Utility District No. 4, Unlimited Contract Tax
Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	419
Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	687
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	430
GO, 4.00%, 5/1/2025	300	340
GO, 4.00%, 5/1/2026	280	324
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2023	1,400	1,466
GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,100
GO, PSF-GTD, 4.00%, 2/1/2025	1,520	1,722
Williamson County Municipal Utility District No. 11, Unlimited Tax
GO, AGM, 4.00%, 8/1/2021	140	141
GO, AGM, 4.00%, 8/1/2022	110	115

Total Texas		395,465

Utah — 0.1%
City of Lehi, Electric Utility Rev., 5.00%, 6/1/2021	75	75
City of Murray, Sales Tax Rev., 4.00%, 11/15/2021	150	153
County of Utah, IHC Health Services, Inc. Series 2016D, Rev., VRDO, LIQ: U.S. Bank NA, 0.05%, 6/9/2021 (c)	5,000	5,000
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 5.00%, 4/15/2022	35	36
Series A, Rev., 5.00%, 4/15/2023	85	92
Utah Charter School Finance Authority, Utah Charter Academies Project Rev., 4.00%, 10/15/2021	305	309
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	63
Rev., 3.00%, 10/15/2025	125	137

Total Utah		5,865

Vermont — 0.2%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LIQ: TD Bank NA, 0.04%, 6/9/2021 (c)	10,000	10,000

Virginia — 2.6%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,356
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023	925	1,011
Rev., 5.00%, 7/1/2024	885	1,002
Commonwealth of Virginia
Series A, GO, 5.00%, 6/1/2021	1,245	1,245
Series A, GO, 5.00%, 6/1/2021(d)	235	235
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,983
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project
Series 2016C, Rev., VRDO, 0.03%, 6/9/2021 (c)	13,775	13,775
Series 2018C, Rev., VRDO, 0.03%, 6/9/2021 (c)	49,305	49,305
Halifax County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 0.45%, 4/1/2022 (c)	8,000	8,010
Loudoun County Economic Development Authority, Howard Hughes Medical Institute
Series 2003B, Rev., VRDO, 0.02%, 6/9/2021 (c)	18,650	18,650
Series 2003E, Rev., VRDO, 0.03%, 6/9/2021 (c)	5,710	5,710
Series 2003F, Rev., VRDO, 0.03%, 6/9/2021 (c)	4,050	4,050
Norfolk Economic Development Authority, Sentara Healthcare Series 2016A, Rev., VRDO, 0.03%, 6/9/2021 (c)	3,135	3,135
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (c)	1,550	1,578

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2021	270	274
Series 2020A, Rev., 4.00%, 12/1/2022	295	309
Series 2020A, Rev., 4.00%, 12/1/2023	100	107
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	22,943
York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,207

Total Virginia		146,885

Washington — 1.2%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.03%, 6/9/2021 (c)	2,350	2,350
City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	20
Douglas County Public Utility District No. 1, Wells Hydro Electric Series B, Rev., 4.00%, 9/1/2021	25	25
King County Housing Authority, Highland Village Project
Rev., 4.00%, 1/1/2022	120	123
Rev., 4.00%, 1/1/2023	100	106
Rev., 5.00%, 1/1/2024	120	133
King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	546
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	76
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LIQ: Bank of America NA, 0.04%, 6/9/2021 (c)	29,980	29,980
Snohomish County School District No. 15 Edmonds, Unlimited Tax GO, 5.00%, 12/1/2021	330	338
State of Washington, Various Purpose Series R-2013C, GO, 5.00%, 7/1/2025	8,000	8,789
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 1.43%, 6/10/2021 (b)	10,000	10,059
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,352
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,272
Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (e)	3,500	3,501

Total Washington		69,670

West Virginia — 0.2%
Berkeley County Board of Education
GO, 4.00%, 5/1/2022	600	619
GO, 5.00%, 5/1/2025	360	420
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,899
Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,717
West Virginia State School Building Authority, Lottery Capital Improvement Series 2016A, Rev., 5.00%, 7/1/2026	1,520	1,797

Total West Virginia		12,452

Wisconsin — 2.5%
Big Foot Union High School District
GO, 4.00%, 3/1/2022	100	103
GO, 4.00%, 3/1/2023	115	122
City of Fort Atkinson
GO, 3.00%, 2/1/2022	120	122
GO, 4.00%, 2/1/2023	230	244
City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	523
City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	677
City of Milwaukee Series 2020M8, Rev., RAN, 2.00%, 7/1/2021	68,900	69,009
City of Milwaukee, Promissory Notes
Series 2015N2, GO, 4.00%, 3/15/2024	1,955	2,155

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,446
City of Oak Creek
GO, 3.00%, 4/1/2022	135	138
GO, 3.00%, 4/1/2023	180	189
City of Racine
Series 2019B, GO, 4.00%, 6/1/2021	120	120
Series 2019B, GO, 4.00%, 12/1/2021	165	169
Series 2019B, GO, 4.00%, 12/1/2022	145	153
Series 2019B, GO, 5.00%, 12/1/2023	125	139
City of Shawano, Promissory Notes
GO, 3.00%, 4/1/2022	140	143
GO, 3.00%, 4/1/2023	150	158
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	132
GO, 3.00%, 6/1/2024	425	458
City of Waukesha, Promissory Notes
Series 2019C, GO, 3.00%, 10/1/2021	450	454
Series 2019C, GO, 3.00%, 10/1/2022	425	441
Series 2019C, GO, 3.00%, 10/1/2023	350	372
County of Douglas GO, 5.00%, 2/1/2022	520	537
County of Manitowoc
GO, AGM, 3.00%, 4/1/2022	875	895
GO, AGM, 3.00%, 11/1/2022	50	52
GO, AGM, 3.00%, 4/1/2023	895	937
GO, AGM, 3.00%, 11/1/2023	150	159
GO, AGM, 4.00%, 4/1/2024	680	747
County of Rusk
GO, 3.00%, 3/1/2022	130	133
GO, 3.00%, 3/1/2023	260	272
GO, 3.00%, 3/1/2024	270	289
Gale-Ettrick-Trempealeau School District
GO, 2.00%, 4/1/2022	105	107
GO, 2.00%, 4/1/2023	130	133
Gibraltar Area School District, Promissory Notes GO, 4.00%, 3/1/2022	315	324
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2022	75	77
Series 2019A, GO, 3.00%, 3/1/2023	110	115
Series 2019A, GO, 3.00%, 3/1/2024	405	435
Milwaukee Redevelopment Authority, Public Schools Rev., 4.00%, 11/15/2021	55	56
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	423
PMA Levy and Aid Anticipation Notes Program
Series 2020B, Rev., 3.00%, 7/23/2021	1,100	1,104
Series 2020A, Rev., 3.00%, 10/22/2021	17,200	17,393
Series 2020B, Rev., 3.00%, 10/22/2021	10,000	10,110
Poynette School District
GO, 3.00%, 4/1/2022	340	348
GO, 3.00%, 4/1/2023	265	278
River Falls School District GO, 3.00%, 4/1/2026	1,830	2,035
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,874
Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	270
Village of Mount Pleasant, Promissory Notes
Series 2019A, GO, 3.00%, 3/1/2022	265	271
Series 2019A, GO, 5.00%, 3/1/2023	380	411
Wisconsin Department of Transportation
Series 2012-1, Rev., 5.00%, 7/1/2021	15	15
Series 2012-1, Rev., 5.00%, 7/1/2021 (d)	10	10
Series 2021A, Rev., 5.00%, 7/1/2024	1,250	1,432
Series 2021A, Rev., 5.00%, 7/1/2025	1,750	2,077
Series 2021A, Rev., 5.00%, 7/1/2026	1,330	1,631
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	5,750	6,184
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2021 (d)	160	162
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2022	110	113
Rev., 4.00%, 3/15/2023	120	126
Rev., 4.00%, 3/15/2024	120	128
Rev., 4.00%, 3/15/2025	125	135

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	4,004
Wittenberg Birnamwood School District
GO, AGM, 4.00%, 3/1/2022	260	267
GO, AGM, 4.00%, 3/1/2023	280	298

Total Wisconsin		138,834

TOTAL MUNICIPAL BONDS (Cost $5,268,231)		5,287,581

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 5.8%
INVESTMENT COMPANIES — 5.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (g) (h) (Cost $324,324)	324,173	324,335

Total Investments — 99.7% (Cost $5,592,555)		5,611,916
Other Assets Less Liabilities — 0.3%		17,137

Net Assets — 100.0%		5,629,053

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,287,581	$—	$5,287,581
Short-Term Investments
Investment Companies	324,335	—	—	324,335

Total Investments in Securities	$324,335	$5,287,581	$—	$5,611,916

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a) (b)	$213,242	$1,259,732	$1,148,639	$(20)	$20	$324,335	324,173	$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.